Interbank Borrowings - Schedule of Interbank Borrowings (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total	$ 4,728,323	$ 4,918,423
Loans obtained from local financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	3,042,369	3,007,242
Loans obtained from local financial institutions [member] | Chilean Central Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 3,007,284	$ 3,007,242
Maximum Maturity, Loans Guaranteed	4 years	4 years
Maximum Maturity, Loans Not Guaranteed	2 years	2 years
Loans obtained from local financial institutions [member] | Banks In the Country [Member]
Disclosure of detailed information about borrowings [line items]
Total	$ 35,085
Loans obtained from foreign financial institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	1,685,954	$ 1,911,181
Loans obtained from foreign financial institutions [member] | Banco Caja Social [member]
Disclosure of detailed information about borrowings [line items]
Total		58,893
Loans obtained from foreign financial institutions [member] | Banco Ita Paraguay S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total		8,450
Loans obtained from foreign financial institutions [member] | Banco De Creditoe Inversiones [Member]
Disclosure of detailed information about borrowings [line items]
Total	24,438
Loans obtained from foreign financial institutions [member] | Latin American Export Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	72,167	62,891
Loans obtained from foreign financial institutions [member] | Banco Republica [member]
Disclosure of detailed information about borrowings [line items]
Total		330
Loans obtained from foreign financial institutions [member] | Bancoldex S.A Colombia [member]
Disclosure of detailed information about borrowings [line items]
Total	16,619	22,037
Loans obtained from foreign financial institutions [member] | Bank of America, N.A. [Member]
Disclosure of detailed information about borrowings [line items]
Total	148,266	79,744
Loans obtained from foreign financial institutions [member] | Bank of Montreal [Member]
Disclosure of detailed information about borrowings [line items]
Total	141,063	158,526
Loans obtained from foreign financial institutions [member] | Bank of New York [Member]
Disclosure of detailed information about borrowings [line items]
Total	50,337	42,204
Loans obtained from foreign financial institutions [member] | Bank of Nova Scotia [member]
Disclosure of detailed information about borrowings [line items]
Total	106,862	141,455
Loans obtained from foreign financial institutions [member] | BBVA Asset Management Continental S.A.Peru [member]
Disclosure of detailed information about borrowings [line items]
Total		44,987
Loans obtained from foreign financial institutions [member] | BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Total	131,794	118,551
Loans obtained from foreign financial institutions [member] | Citibank N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	123,494	42,204
Loans obtained from foreign financial institutions [member] | Cobank CB [member]
Disclosure of detailed information about borrowings [line items]
Total	53,469	51,603
Loans obtained from foreign financial institutions [member] | Commerzbank AG [member]
Disclosure of detailed information about borrowings [line items]
Total	110,572	15
Loans obtained from foreign financial institutions [member] | Andean Development Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total		84,408
Loans obtained from foreign financial institutions [member] | Credicorp capital SASAF [member]
Disclosure of detailed information about borrowings [line items]
Total		96,775
Loans obtained from foreign financial institutions [member] | Deutsche Bank A.G. [Member]
Disclosure of detailed information about borrowings [line items]
Total	90,155	84,177
Loans obtained from foreign financial institutions [member] | Findeter S.A - Financiera del Desarrollo Territorial [member]
Disclosure of detailed information about borrowings [line items]
Total	47,906	55,505
Loans obtained from foreign financial institutions [member] | IFC International Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total		88,080
Loans obtained from foreign financial institutions [member] | La Caixa [member]
Disclosure of detailed information about borrowings [line items]
Total	71,476	17,942
Loans obtained from foreign financial institutions [member] | Mizuho corporate bank [member]
Disclosure of detailed information about borrowings [line items]
Total	17,086
Loans obtained from foreign financial institutions [member] | Scotia Fondos Sociedad Administradora de Fondos S.A. [member]
Disclosure of detailed information about borrowings [line items]
Total		14,408
Loans obtained from foreign financial institutions [member] | Standard Chartered Bank [member]
Disclosure of detailed information about borrowings [line items]
Total	64,073
Loans obtained from foreign financial institutions [member] | Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Total	185,465	368,250
Loans obtained from foreign financial institutions [member] | Unicredit Bank [Member]
Disclosure of detailed information about borrowings [line items]
Total		16,638
Loans obtained from foreign financial institutions [member] | Wells Fargo Bank, N.A. [member]
Disclosure of detailed information about borrowings [line items]
Total	171,313	202,629
Loans obtained from foreign financial institutions [member] | Zuercher Kantonalbank [Member]
Disclosure of detailed information about borrowings [line items]
Total	7,942
Loans obtained from foreign financial institutions [member] | Other banks [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 51,457	$ 50,479